Commitment and Contingency - Schedule of Contingent Liabilities and Agreements (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit	$ 6,914,861	$ 7,760,814	$ 7,760,814	$ 8,053,164
Contingent liabilities, amount of credit used	6,914,861	7,760,814	7,760,814	8,053,164
United asset management Ltd. [member] | Facility loan [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit	1,228,701	1,620,136	1,620,136	2,001,142
Contingent liabilities, amount of credit used	1,228,701	1,620,136	1,620,136	2,001,142
KEB Hana Bank [member] | Facility loan [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit	3,981,497	4,248,646	4,248,646
Contingent liabilities, amount of credit used	3,981,497	4,248,646	4,248,646
KEB Hana Bank [member] | Working capital loan [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit	1,013,472	1,158,722	1,158,722
Contingent liabilities, amount of credit used	1,013,472	1,158,722	1,158,722
SBI Savings Bank [member] | Operating loan [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit	629,800	672,059	672,059	729,036
Contingent liabilities, amount of credit used	629,800	672,059	672,059	729,036
Barclays [member] | Bounce back loan [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit	61,391	61,251	61,251	45,397
Contingent liabilities, amount of credit used	$ 61,391	$ 61,251	$ 61,251	45,397
Kookmin Bank [member] | Small business loan [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit				285,275
Contingent liabilities, amount of credit used				285,275
Kookmin Bank [member] | Small business loan one [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit				633,945
Contingent liabilities, amount of credit used				633,945
MG Saemaeul Credit Union (Sannam) [member] | Corporate general fund loan [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit				3,565,938
Contingent liabilities, amount of credit used				3,565,938
MG Saemaeul Credit Union (Dongmun) [member] | Corporate general fund loan [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit				792,431
Contingent liabilities, amount of credit used				$ 792,431